Net Loss per Share Attributable to Common Stockholders - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders [Abstract]
Net loss	$ (2,348)	$ (2,071)	$ (5,064)	$ (4,481)	$ (9,230)	$ (10,281)
Weighted average shares used to computing basic net loss per share	5,604,651	5,601,651	5,604,651	5,601,651	5,604,651	5,600,741
Weighted average shares used to computing diluted net loss per share	5,604,651	5,601,651	5,604,651	5,601,651	5,604,651	5,600,741
Net loss per share attributable to common stockholders — basic	$ (0.42)	$ (0.37)	$ (0.9)	$ (0.8)	$ (1.65)	$ (1.84)
Net loss per share attributable to common stockholders — diluted	$ (0.42)	$ (0.37)	$ (0.9)	$ (0.8)	$ (1.65)	$ (1.84)